Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Summary of operating leases generating future minimum rental payments

The Company’s rental properties are subject to non-cancelable operating leases generating future minimum contractual rental payments, which as of December 31, 2011 are as follows (dollars in thousands):

	Future minimum rents	% of square feet under leases expiring
2012	$156,003	18%
2013	143,793	17%
2014	116,945	14%
2015	100,823	12%
2016	88,107	10%
Thereafter	257,640	29%

	$863,311	100%

Schedule of future minimum rent expense

Future minimum rental payments under the Company’s corporate office leases, which reflect $0.4 million in future rent abatements, are summarized as follows (amounts in thousands):

Future minimum rent
2012	$1,336
2013	1,495
2014	1,741
2015	1,789
2016	1,839
Thereafter	8,049

$16,249